Intangible Assets - Schedule of Intangible Assets Associated with Products (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 3,818,544	¥ 3,909,106	¥ 4,171,361
Carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,701,357	3,802,484	4,073,670
Marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,389,453	3,427,527	3,602,384
Marketed products | immunoglobulin
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 768,871	753,203
Remaining amortization period	13 years
Marketed products | TAKHZYRO
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 546,555	536,445
Remaining amortization period	12 years
Marketed products | VYVANSE
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 382,777	441,577
Remaining amortization period	4 years
Marketed products | ADVATE & ADYNOVATE
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 293,969	293,697
Remaining amortization period	8 years
Marketed products | ALUNBRIG
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 219,943	220,969
Remaining amortization period	9 years
In-process R&D
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 311,904	¥ 374,957	¥ 471,286